Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	₩ 31,883,535	₩ 33,770,339	₩ 34,522,855
Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	67,499,667	67,964,596
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(35,608,601)	(34,185,681)
Government grants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(7,531)	(8,576)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,527,650	2,601,208	2,572,807
Land [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,534,102	2,607,660
Land [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(6,452)	(6,452)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,877,018	4,995,631	5,165,725
Buildings [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,311,426	9,180,028
Buildings [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,433,996)	(4,183,974)
Buildings [member] | Government grants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(412)	(423)
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,765,852	2,908,480	2,949,413
Structures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,452,713	5,385,365
Structures [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,686,802)	(2,476,818)
Structures [member] | Government grants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(59)	(67)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	19,367,957	20,318,390	21,093,743
Machinery and equipment [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	46,669,612	46,698,254
Machinery and equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(27,301,410)	(26,379,544)
Machinery and equipment [member] | Government grants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(245)	(320)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	32,861	46,699	52,005
Vehicles [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	296,815	306,770
Vehicles [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(263,884)	(259,986)
Vehicles [member] | Government grants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(70)	(85)
Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	63,640	71,380	73,478
Tools [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	380,144	385,960
Tools [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(315,446)	(312,266)
Tools [member] | Government grants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,058)	(2,314)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	145,439	132,406	148,099
Furniture and fixtures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	643,779	609,736
Furniture and fixtures [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(498,192)	(477,064)
Furniture and fixtures [member] | Government grants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(148)	(266)
Finance lease assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	145,257	159,013	92,796
Finance lease assets [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	243,160	248,590
Finance lease assets [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(97,903)	(89,577)
Bearer plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	65,515
Bearer plants [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	70,031
Bearer plants [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,516)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,892,346	2,537,132	₩ 2,374,789
Construction-in-progress [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,897,885	2,542,233
Construction-in-progress [member] | Government grants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	₩ (5,539)	₩ (5,101)